RELATED PARTY TRANSACTIONS - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related party transactions [abstract]
Remuneration to key management and executive directors	$ 1,405	$ 1,730	$ 2,740	$ 3,158
Non-executive directors’ fees	568	696	693	824
Key management personnel compensation	$ 1,973	$ 2,426	$ 3,433	$ 3,982